Restatement of Previously Issued Financial Statements (Details) - Schedule of Restatement Adjustment of Balance Sheet (Parentheticals) - Arisz Acquisition Corp. [Member] - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to possible redemption, shares	3,154,365	6,900,000	6,900,000	6,900,000
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.56	$ 10.44	$ 10.24	$ 10.06
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	15,000,000	15,000,000	15,000,000
Common stock, shares issued	2,001,389	2,001,389	2,001,389	2,001,389
Common stock, shares outstanding	2,001,389	2,001,389	2,001,389	2,001,389
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to possible redemption, shares	3,154,365	6,900,000	6,900,000	6,900,000
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.56	$ 10.44	$ 10.24	$ 10.06
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	15,000,000	15,000,000	15,000,000
Common stock, shares issued	2,001,389	2,001,389	2,001,389	2,001,389
Common stock, shares outstanding	2,001,389	2,001,389	2,001,389	2,001,389
Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to possible redemption, shares	3,154,365	6,900,000	6,900,000	6,900,000
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.56	$ 10.44	$ 10.24	$ 10.06
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	15,000,000	15,000,000	15,000,000
Common stock, shares issued	2,001,389	2,001,389	2,001,389	2,001,389
Common stock, shares outstanding	2,001,389	2,001,389	2,001,389	2,001,389